UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 5066

Smith Barney Arizona Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

FORM N-Q

AUGUST 31, 2005

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited)	August 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
MUNICIPAL BONDS - 92.0%
Education - 5.0%
$2,000,000	AAA	University of Arizona, COP, AMBAC-Insured, Series B, 5.000% due 6/1/28
		(a)	$2,119,540

Escrowed to Maturity(b) - 2.5%
90,000	AAA	Arizona State Municipal Financing Program, COP, Series 20, BIG-Insured, 7.625% due 8/1/06	93,866
		Maricopa County, AZ,:
295,000	AAA	GO, Elementary School District No. 14, Creighton School Improvement Project of 1990, Series C, FGIC-Insured, 6.500% due 7/1/08	322,948
500,000	AAA	IDA, Hospital Facilities Revenue, Samaritan Health Services, Series A, MBIA-Insured, 7.000% due 12/1/16	633,915

		Total Escrowed to Maturity	1,050,729

General Obligation - 15.2%
		Maricopa County, AZ, GO, Elementary School District:
1,000,000	A	No. 08, Osborne Elementary School District, 7.500% due 7/1/09	1,144,080
355,000	AAA	No. 14, Creighton School Improvement Project of 1990, Series C, FGIC-Insured, 6.500% due 7/1/08	387,830
565,000	AAA	No. 40, Glendale School Improvement Project of 1990, AMBAC-Insured, 6.300% due 7/1/11 (c)	576,566
		Phoenix, AZ, GO:
1,400,000	AA+	Series A, 6.250% due 7/1/17 (a)	1,737,680
		Series B:
400,000	AA+	5.000% due 7/1/22	428,328
575,000	AA+	5.000% due 7/1/23	613,232
400,000	A+	Phoenix, AZ, Special Assessment, Central Avenue Improvement District, 7.000% due 1/1/06	404,948
1,000,000	AAA	Pima County, AZ, Unified School District No. 1, Tucson, FGIC-Insured, 7.500% due 7/1/10	1,188,110

		Total General Obligation	6,480,774

Hospitals - 8.1%
1,500,000	Baa3(d)	Arizona Health Facilities Authority, Hospital Systems Revenue, Phoenix Children’s Hospital, Series A, 6.125% due 11/15/22	1,550,955
		Maricopa County, AZ, Hospital Revenue, Sun Health Corp.:
1,500,000	BBB	5.900% due 4/1/09	1,580,265
285,000	BBB	Unrefunded Balance, 6.125% due 4/1/18	302,034

		Total Hospitals	3,433,254

Housing: Multi-Family - 3.9%
500,000	AAA	Maricopa County, AZ, IDA, MFH Revenue, Metro Gardens, Mesa Ridge Project, Series A, MBIA-Insured, 5.650% due 7/1/19	512,745
		Phoenix, AZ, IDA, MFH Revenue, Ventana Palms Apartments Project, Series A, MBIA-Insured:
150,000	Aaa(d)	6.100% due 10/1/19	156,231
950,000	Aaa(d)	6.150% due 10/1/29	989,501

		Total Housing: Multi-Family	1,658,477

Industrial Development - 5.2%
2,125,000	NR	Maricopa County, AZ, IDA, MFH Revenue, Stanford Court Apartments, Series B, 6.250% due 7/1/18 (e)(f)	0
750,000	NR	Navajo County, AZ, IDA Revenue, Stone Container Corp. Project, 7.400% due 4/1/26 (g)	771,398
380,000	AAA	Pima County, AZ, IDA, Industrial Revenue Refunding, FSA-Insured, 7.250% due 7/15/10	387,402

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

Face Amount	Rating‡	Security	Value
Industrial Development (continued)
$1,000,000	AAA	Tucson, AZ, IDA, Lease Revenue, University of Arizona/Marshall Foundation, Series A, AMBAC-Insured, 5.000% due 7/15/22	$1,063,110

		Total Industrial Development	2,221,910

Miscellaneous - 14.7%
		Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, Senior Lien:
2,630,000	AAA	Adams Street Garage Project B, 5.375% due 7/1/29 (a)	2,835,613
2,350,000	AAA	Municipal Courthouse Project A, 5.375% due 7/1/29 (a)	2,533,723
		Sierra Vista, AZ, Municipal Property Corp., Municipal Facilities Revenue, AMBAC-Insured:
355,000	AAA	6.000% due 1/1/11	360,151
500,000	AAA	6.150% due 1/1/15	507,290

		Total Miscellaneous	6,236,777

Pollution Control - 2.4%
1,000,000	B-	Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Co. Project, 6.375% due 10/1/36 (g)	1,031,160

Pre-Refunded(h) - 17.3%
1,000,000	Aaa(d)	Arizona Water Infrastructure Finance Authority, Water Quality Revenue, Series A, Call 10/1/11 @ 100, 5.000% due 10/1/19	1,095,090
		Maricopa County, AZ, GO:
600,000	AAA	Elementary School District, No. 08, Osborne Elementary School District, Series A, FGIC-Insured, Call 7/1/06 @ 101, 5.875% due 7/1/14	620,832
1,000,000	AA	Unified High School District No. 210, Phoenix Project of 1995, Series B, Call 7/1/06 @ 101, 5.375% due 7/1/13	1,030,700
715,000	BBB	Maricopa County, AZ, Hospital Revenue, Sun Health Corp., Call 4/1/07 @ 102, 6.125% due 4/1/18	763,320
3,000,000	AAA	Mesa, AZ, IDA Revenue, Discovery Health Systems, Series A, MBIA-Insured, Call 1/1/10 @ 101, 5.625% due 1/1/29 (a)	3,325,020
500,000	AAA	Pinal County, AZ, Unified School District No. 43, Apache Junction, Series A, FGIC-Insured, Call 7/1/06 @ 101, 5.850% due 7/1/15	517,260

		Total Pre-Refunded	7,352,222

Transportation - 6.0%
		Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
1,000,000	AAA	Junior Lien, FGIC-Insured, 5.375% due 7/1/29 (g)	1,027,020
1,500,000	AAA	Senior Lien, Series A, FSA-Insured, 5.000% due 7/1/25	1,550,925

		Total Transportation	2,577,945

Utilities - 9.2%
		Arizona Agricultural Improvement & Power District, Electric System Revenue, Salt River Project:
1,000,000	AA	Refunding, Series A, 5.000% due 1/1/23	1,072,350
1,555,000	AA	Series B, 5.000% due 1/1/31 (a)	1,642,640
183,000	BBB	Prescott Valley, AZ, Improvement District, Special Assessment, Sewer Collection System and Roadway Repair, 7.900% due 1/1/12	188,664
1,000,000	BB+	Yavapai County, AZ, IDA Revenue, Citizens Utilities Co. Project, 5.450% due 6/1/33 (g)	1,024,710

		Total Utilities	3,928,364

Water and Sewer - 2.5%
1,000,000	AAA	Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, FGIC-Insured, 5.000% due 7/1/24	1,053,530

See Notes to Schedule of Investments.

SMITH BARNEY ARIZONA MUNICIPALS FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2005

			Value
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost - $38,642,305)	$39,144,682

Face Amount	Rating ‡	Security
SHORT-TERM INVESTMENTS(i) - 7.1%
Industrial Development - 1.2%
		Phoenix, AZ, IDA:
$200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-Bank One Arizona N.A., 2.400%, 9/7/05	200,000
300,000	A-1+	Valley of the Sun YMCA Project, LOC-Bank of America N.A., 2.320%, 9/1/05	300,000

		Total Industrial Development	500,000

Life Care Systems - 3.5%
1,500,000	F1+(j)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series C, LOC-Lasalle Bank N.A., 2.490%, 9/1/05	1,500,000

Utilities - 2.4%
1,000,000	A-1	Apache County, AZ, IDR, PCR, Tucson Electric Power Co., Series 83A, LOC-Credit Suisse First Boston, 2.330%, 9/7/05	1,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost - $3,000,000)	3,000,000

		TOTAL INVESTMENTS - 99.1% (Cost - $41,642,305#)	42,144,682
		Other Assets in Excess of Liabilities - 0.9%	380,318

		TOTAL NET ASSETS - 100.0%	$42,525,000

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted. All ratings are unaudited.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Bonds are escrowed to maturity by U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(d)	Rating by Moody’s Investors Service Inc. All ratings are unaudited.

(e)	Security is valued in good faith at fair value by or under the direction of the Board of Directors.

(f)	Security is currently in default.

(g)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).

(h)	Pre-Refunded bonds are escrowed with U.S. government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(i)	Variable rate demand obligations have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(j)	Rating by Fitch Rating Service. All ratings are unaudited.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 4 and 5 for definitions of ratings.

Abbreviations used in this schedule:

AMBAC	— Ambac Assurance Corporation
BIG	— Bond Investors Guaranty
COP	— Certificate of Participation
FGIC	— Financial Guaranty Insurance Company
FSA	— Financial Security Assurance
GO	— General Obligation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MFH	— Multi-Family Housing
No.	— Number
PCR	— Pollution Control Revenue

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “C” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “C,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” are generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s or Moody’s.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Arizona Municipals Fund Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Arizona.

(d)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,632,090
Gross unrealized depreciation	(2,129,713)

Net unrealized appreciation/depreciation	$502,377

At August 31, 2005, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	120	9/05	$13,957,500	$14,205,000	$(247,500)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Arizona Municipals Fund Inc.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 31, 2005

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 31, 2005